Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 6,802	€ 7,491
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	6,932	7,633
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 130	€ 142